Property and Equipment (Details Textual) - USD ($)	1 Months Ended
	May 01, 2018	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Construction in progress - Beginning				$ 3,660,000
Construction in progress to other receivable				410,000
Transferred construction in progress amount to R&D expenses		$ 721,799
Construction in progress		1,311,245	$ 3,254,170	$ 3,250,000
Ground station equipment		$ 1,854,027
Tsai Ming-Yin [Member]
Property and Equipment (Textual)
Acquisition, description	The land is expected to be used to build a satellite ground station and data center. On July 10, 2018, the Company, Aerkomm Taiwan and the Seller entered into a certain real estate sales contract regarding this acquisition. Pursuant to the terms of the contract, and subsequent amendments on July 30, 2018, September 4, 2018, November 2, 2018 and January 3, 2019, the Company paid to the seller in installments refundable prepayment of $33.85 million as of December 31, 2018. The remaining amount of the purchase price, $624,462, which may also be paid in installments, must be paid in full by the Company and Aerkomm Taiwan in cash before January 4, 2019, which was subsequently extended to July 4, 2019. As of December 31, 2018, the estimated commission payable for the land purchase in the amount of $1,387,127 was recorded to the cost of land.